UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	3/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL QMA STOCK INDEX FUND

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential QMA Stock Index Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential QMA Stock Index Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Stock Index Fund

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential QMA Stock Index Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.60	9.75	11.99	8.63	—
Class C	5.25	11.72	12.02	8.27	—
Class I	5.76	13.83	13.11	9.37	—
Class Z	5.74	13.76	13.05	9.31	—
Class Q	1.13**	N/A	N/A	N/A	N/A (11/28/17)
S&P 500 Index
	5.84	13.98	13.29	9.49
Lipper S&P 500 Index Funds Average
	5.62	13.51	12.73	8.93

*Not Annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class I	Class Z*	Class Q**
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS–UPDATE” in the front of this report for more information.

**Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS–UPDATE” on page 3 of this report for more information.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper S&P 500 Index Funds Average—The Lipper S&P 500 Index Funds Average (Lipper Average) is based on the average return of all funds in the Lipper S&P 500 Index Funds Average universe for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA Stock Index Fund	9

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/18

*Sector weightings are subject to change.

Source: FactSet.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

Prudential QMA Stock Index Fund	11

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Stock Index Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,056.00	0.52%	$2.67
	Hypothetical	$1,000.00	$1,022.34	0.52%	$2.62
Class C	Actual	$1,000.00	$1,052.50	1.17%	$5.99
	Hypothetical	$1,000.00	$1,019.10	1.17%	$5.89
Class I	Actual	$1,000.00	$1,057.60	0.18%	$0.92
	Hypothetical	$1,000.00	$1,024.03	0.18%	$0.91
Class Z	Actual	$1,000.00	$1,057.40	0.24%	$1.23
	Hypothetical	$1,000.00	$1,023.73	0.24%	$1.21
Class Q**	Actual	$1,000.00	$1,011.30	0.18%	$0.61
	Hypothetical	$1,000.00	$1,024.03	0.18%	$0.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 days in the period ended March 31, 2018 due to the class’ inception date of November 28, 2017.

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Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 98.2%

Aerospace & Defense 2.9%
Arconic, Inc.	18,581	$428,106
Boeing Co. (The)	24,584	8,060,602
General Dynamics Corp.	12,312	2,719,721
Harris Corp.	5,250	846,720
Huntington Ingalls Industries, Inc.	2,000	515,520
L3 Technologies, Inc.	3,470	721,760
Lockheed Martin Corp.	11,056	3,736,154
Northrop Grumman Corp.	7,648	2,670,070
Raytheon Co.	12,844	2,771,992
Rockwell Collins, Inc.	7,163	965,931
Textron, Inc.	11,634	686,057
TransDigm Group, Inc.	2,200	675,268
United Technologies Corp.	32,810	4,128,154

		28,926,055

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	6,000	562,260
Expeditors International of Washington, Inc.	7,700	487,410
FedEx Corp.	11,016	2,645,052
United Parcel Service, Inc. (Class B Stock)	30,190	3,159,685

		6,854,407

Airlines 0.5%
Alaska Air Group, Inc.	5,400	334,584
American Airlines Group, Inc.	18,600	966,456
Delta Air Lines, Inc.	29,000	1,589,490
Southwest Airlines Co.	24,174	1,384,687
United Continental Holdings, Inc.*	10,700	743,329

		5,018,546

Auto Components 0.2%
Aptiv PLC	11,600	985,652
BorgWarner, Inc.	8,500	426,955
Goodyear Tire & Rubber Co. (The)	10,571	280,977

		1,693,584

Automobiles 0.4%
Ford Motor Co.	170,538	1,889,561
General Motors Co.	56,100	2,038,674
Harley-Davidson, Inc.	7,100	304,448

		4,232,683

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 6.4%
Bank of America Corp.	422,795	$12,679,622
BB&T Corp.	34,358	1,787,990
Citigroup, Inc.	114,095	7,701,413
Citizens Financial Group, Inc.	21,400	898,372
Comerica, Inc.	7,561	725,327
Fifth Third Bancorp	30,573	970,693
Huntington Bancshares, Inc.	46,229	698,058
JPMorgan Chase & Co.	151,333	16,642,090
KeyCorp	46,835	915,624
M&T Bank Corp.	6,770	1,248,117
People’s United Financial, Inc.	14,000	261,240
PNC Financial Services Group, Inc. (The)	21,002	3,176,342
Regions Financial Corp.	50,274	934,091
SunTrust Banks, Inc.	20,983	1,427,683
SVB Financial Group*	1,900	456,019
U.S. Bancorp	69,395	3,504,448
Wells Fargo & Co.	194,136	10,174,668
Zions Bancorporation	8,500	448,205

		64,650,002

Beverages 1.9%
Brown-Forman Corp. (Class B Stock)	10,950	595,680
Coca-Cola Co. (The)	168,864	7,333,764
Constellation Brands, Inc. (Class A Stock)	7,700	1,754,984
Dr. Pepper Snapple Group, Inc.	7,900	935,202
Molson Coors Brewing Co. (Class B Stock)	8,394	632,320
Monster Beverage Corp.*	18,050	1,032,640
PepsiCo, Inc.	62,821	6,856,912

		19,141,502

Biotechnology 2.6%
AbbVie, Inc.	70,174	6,641,969
Alexion Pharmaceuticals, Inc.*	9,800	1,092,308
Amgen, Inc.	29,746	5,071,098
Biogen, Inc.*	9,420	2,579,385
Celgene Corp.*	34,000	3,033,140
Gilead Sciences, Inc.	57,400	4,327,386
Incyte Corp.*	7,600	633,308
Regeneron Pharmaceuticals, Inc.*	3,430	1,181,155
Vertex Pharmaceuticals, Inc.*	11,230	1,830,265

		26,390,014

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.3%
A.O. Smith Corp.	6,500	$413,335
Allegion PLC	4,133	352,504
Fortune Brands Home & Security, Inc.	6,600	388,674
Johnson Controls International PLC	40,587	1,430,286
Masco Corp.	13,826	559,123

		3,143,922

Capital Markets 3.1%
Affiliated Managers Group, Inc.	2,600	492,908
Ameriprise Financial, Inc.	6,721	994,305
Bank of New York Mellon Corp. (The)	44,638	2,300,196
BlackRock, Inc.	5,490	2,974,043
Cboe Global Markets, Inc.	4,800	547,680
Charles Schwab Corp. (The)	52,311	2,731,680
CME Group, Inc.	14,980	2,422,865
E*TRADE Financial Corp.*	11,420	632,782
Franklin Resources, Inc.	14,442	500,849
Goldman Sachs Group, Inc. (The)	15,440	3,888,718
Intercontinental Exchange, Inc.	25,740	1,866,665
Invesco Ltd.	17,300	553,773
Moody’s Corp.	7,276	1,173,619
Morgan Stanley	61,336	3,309,691
Nasdaq, Inc.	5,300	456,966
Northern Trust Corp.	9,362	965,503
Raymond James Financial, Inc.	5,600	500,696
S&P Global, Inc.	11,370	2,172,352
State Street Corp.	16,362	1,631,782
T. Rowe Price Group, Inc.	10,800	1,166,076

		31,283,149

Chemicals 2.1%
Air Products & Chemicals, Inc.	9,602	1,527,006
Albemarle Corp.	4,840	448,862
CF Industries Holdings, Inc.	9,800	369,754
DowDuPont, Inc.	102,928	6,557,543
Eastman Chemical Co.	6,386	674,234
Ecolab, Inc.	11,442	1,568,355
FMC Corp.	6,100	467,077
International Flavors & Fragrances, Inc.	3,575	489,453
LyondellBasell Industries NV, (Class A Stock)	14,300	1,511,224
Monsanto Co.	19,284	2,250,250
Mosaic Co. (The)	14,500	352,060

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
PPG Industries, Inc.	11,148	$1,244,117
Praxair, Inc.	12,728	1,836,650
Sherwin-Williams Co. (The)	3,626	1,421,827

		20,718,412

Commercial Services & Supplies 0.3%
Cintas Corp.	3,760	641,381
Republic Services, Inc.	9,775	647,398
Stericycle, Inc.*	3,600	210,708
Waste Management, Inc.	17,713	1,490,018

		2,989,505

Communications Equipment 1.1%
Cisco Systems, Inc.	213,844	9,171,769
F5 Networks, Inc.*	2,800	404,908
Juniper Networks, Inc.	16,000	389,280
Motorola Solutions, Inc.	7,216	759,845

		10,725,802

Construction & Engineering 0.1%
Fluor Corp.	5,974	341,832
Jacobs Engineering Group, Inc.	5,200	307,580
Quanta Services, Inc.*	6,500	223,275

		872,687

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,900	601,170
Vulcan Materials Co.	6,000	685,020

		1,286,190

Consumer Finance 0.7%
American Express Co.	31,659	2,953,152
Capital One Financial Corp.	21,566	2,066,454
Discover Financial Services	15,918	1,144,982
Navient Corp.	11,492	150,775
Synchrony Financial	31,465	1,055,021

		7,370,384

Containers & Packaging 0.3%
Avery Dennison Corp.	4,068	432,225
Ball Corp.	14,828	588,820
International Paper Co.	18,084	966,228

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Packaging Corp. of America	4,200	$473,340
Sealed Air Corp.	7,736	331,023
WestRock Co.	10,933	701,571

		3,493,207

Distributors 0.1%
Genuine Parts Co.	6,399	574,886
LKQ Corp.*	13,300	504,735

		1,079,621

Diversified Consumer Services 0.0%
H&R Block, Inc.	8,520	216,493

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	84,670	16,889,972
Leucadia National Corp.	12,700	288,671

		17,178,643

Diversified Telecommunication Services 1.9%
AT&T, Inc.	270,693	9,650,205
CenturyLink, Inc.	42,679	701,216
Verizon Communications, Inc.	180,633	8,637,870

		18,989,291

Electric Utilities 1.7%
Alliant Energy Corp.	9,500	388,170
American Electric Power Co., Inc.	21,791	1,494,645
Duke Energy Corp.	30,639	2,373,603
Edison International	14,162	901,553
Entergy Corp.	7,715	607,788
Eversource Energy	13,700	807,204
Exelon Corp.	41,612	1,623,284
FirstEnergy Corp.	19,577	665,814
NextEra Energy, Inc.	20,732	3,386,157
PG&E Corp.	22,003	966,592
Pinnacle West Capital Corp.	5,100	406,980
PPL Corp.	29,652	838,855
Southern Co. (The)	43,715	1,952,312
Xcel Energy, Inc.	22,183	1,008,883

		17,421,840

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment 0.5%
Acuity Brands, Inc.	1,970	$274,204
AMETEK, Inc.	10,200	774,894
Eaton Corp. PLC	19,493	1,557,686
Emerson Electric Co.	28,050	1,915,815
Rockwell Automation, Inc.	5,663	986,495

		5,509,094

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	13,400	1,154,142
Corning, Inc.	38,197	1,064,932
FLIR Systems, Inc.	5,700	285,057
IPG Photonics Corp.*	1,200	280,056
TE Connectivity Ltd.	15,500	1,548,450

		4,332,637

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	18,045	501,109
Halliburton Co.	38,222	1,794,141
Helmerich & Payne, Inc.	4,700	312,832
National Oilwell Varco, Inc.	15,800	581,598
Schlumberger Ltd.	60,832	3,940,697
TechnipFMC PLC (United Kingdom)	18,400	541,880

		7,672,257

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	4,100	512,049
American Tower Corp.	18,900	2,746,926
Apartment Investment & Management Co. (Class A Stock)	6,580	268,135
AvalonBay Communities, Inc.	6,111	1,005,015
Boston Properties, Inc.	6,700	825,574
Crown Castle International Corp.	17,800	1,951,058
Digital Realty Trust, Inc.	9,100	958,958
Duke Realty Corp.	14,300	378,664
Equinix, Inc.	3,486	1,457,636
Equity Residential	16,000	985,920
Essex Property Trust, Inc.	3,000	722,040
Extra Space Storage, Inc.	5,600	489,216
Federal Realty Investment Trust	3,100	359,941
GGP, Inc.	26,500	542,190
HCP, Inc.	20,200	469,246
Host Hotels & Resorts, Inc.	31,536	587,831
Iron Mountain, Inc.	12,105	397,770

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	17,600	$253,440
Macerich Co. (The)	4,400	246,488
Mid-America Apartment Communities, Inc.	5,200	474,448
Prologis, Inc.	23,537	1,482,596
Public Storage	6,600	1,322,574
Realty Income Corp.	12,500	646,625
Regency Centers Corp.	6,300	371,574
SBA Communications Corp.*	5,200	888,784
Simon Property Group, Inc.	13,689	2,112,897
SL Green Realty Corp.	4,100	397,003
UDR, Inc.	10,900	388,258
Ventas, Inc.	15,533	769,350
Vornado Realty Trust	7,684	517,133
Welltower, Inc.	16,100	876,323
Weyerhaeuser Co.	33,039	1,156,365

		26,562,027

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	19,308	3,638,206
CVS Health Corp.	44,499	2,768,283
Kroger Co. (The)	38,268	916,136
Sysco Corp.	21,080	1,263,957
Walgreens Boots Alliance, Inc.	37,878	2,479,873
Walmart, Inc.	63,926	5,687,496

		16,753,951

Food Products 1.1%
Archer-Daniels-Midland Co.	24,359	1,056,450
Campbell Soup Co.	8,047	348,515
Conagra Brands, Inc.	17,443	643,298
General Mills, Inc.	25,144	1,132,989
Hershey Co. (The)	6,416	634,927
Hormel Foods Corp.	11,200	384,384
J.M. Smucker Co. (The)	5,200	644,852
Kellogg Co.	10,670	693,657
Kraft Heinz Co. (The)	26,055	1,622,966
McCormick & Co., Inc.	5,200	553,228
Mondelez International, Inc. (Class A Stock)	65,666	2,740,242
Tyson Foods, Inc. (Class A Stock)	13,000	951,470

		11,406,978

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	76,713	$4,596,643
Align Technology, Inc.*	3,300	828,729
Baxter International, Inc.	22,174	1,442,197
Becton, Dickinson and Co.	11,665	2,527,806
Boston Scientific Corp.*	59,672	1,630,239
Cooper Cos., Inc. (The)	2,300	526,263
Danaher Corp.	26,900	2,633,779
DENTSPLY SIRONA, Inc.	10,300	518,193
Edwards Lifesciences Corp.*	9,470	1,321,254
Hologic, Inc.*	11,900	444,584
IDEXX Laboratories, Inc.*	4,000	765,560
Intuitive Surgical, Inc.*	5,020	2,072,407
Medtronic PLC	59,615	4,782,315
ResMed, Inc.	6,100	600,667
Stryker Corp.	14,200	2,285,064
Varian Medical Systems, Inc.*	4,000	490,600
Zimmer Biomet Holdings, Inc.	9,011	982,559

		28,448,859

Health Care Providers & Services 2.7%
Aetna, Inc.	14,444	2,441,036
AmerisourceBergen Corp.	7,100	612,091
Anthem, Inc.	11,360	2,495,792
Cardinal Health, Inc.	13,573	850,756
Centene Corp.*	7,500	801,525
Cigna Corp.	10,821	1,815,114
DaVita, Inc.*	6,600	435,204
Envision Healthcare Corp.*	5,300	203,679
Express Scripts Holding Co.*	24,770	1,711,111
HCA Healthcare, Inc.	12,400	1,202,800
Henry Schein, Inc.*	6,800	457,028
Humana, Inc.	6,360	1,709,759
Laboratory Corp. of America Holdings*	4,600	744,050
McKesson Corp.	9,226	1,299,667
Quest Diagnostics, Inc.	5,900	591,770
UnitedHealth Group, Inc.	42,768	9,152,352
Universal Health Services, Inc. (Class B Stock)	4,000	473,640

		26,997,374

Health Care Technology 0.1%
Cerner Corp.*	14,100	817,800

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	17,600	$1,154,208
Chipotle Mexican Grill, Inc.*	1,160	374,808
Darden Restaurants, Inc.	5,653	481,918
Hilton Worldwide Holdings, Inc.	9,000	708,840
Marriott International, Inc. (Class A Stock)	13,170	1,790,857
McDonald’s Corp.	35,130	5,493,629
MGM Resorts International	21,500	752,930
Norwegian Cruise Line Holdings Ltd.*	8,200	434,354
Royal Caribbean Cruises Ltd.	7,500	883,050
Starbucks Corp.	62,000	3,589,180
Wyndham Worldwide Corp.	4,551	520,771
Wynn Resorts Ltd.	3,600	656,496
Yum! Brands, Inc.	14,864	1,265,372

		18,106,413

Household Durables 0.4%
D.R. Horton, Inc.	14,500	635,680
Garmin Ltd.	4,700	276,971
Leggett & Platt, Inc.	5,500	243,980
Lennar Corp. (Class A Stock)	11,200	660,128
Mohawk Industries, Inc.*	2,920	678,083
Newell Brands, Inc.	21,427	545,960
PulteGroup, Inc.	11,611	342,408
Whirlpool Corp.	3,285	502,966

		3,886,176

Household Products 1.4%
Church & Dwight Co., Inc.	10,800	543,888
Clorox Co. (The)	5,632	749,676
Colgate-Palmolive Co.	38,560	2,763,981
Kimberly-Clark Corp.	15,616	1,719,790
Procter & Gamble Co. (The)	111,123	8,809,831

		14,587,166

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	27,500	312,675
NRG Energy, Inc.	12,200	372,466

		685,141

Industrial Conglomerates 1.7%
3M Co.	26,378	5,790,499
General Electric Co.	381,207	5,138,670

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	33,515	$4,843,253
Roper Technologies, Inc.	4,580	1,285,560

		17,057,982

Insurance 2.5%
Aflac, Inc.	34,800	1,522,848
Allstate Corp. (The)	15,508	1,470,158
American International Group, Inc.	39,301	2,138,760
Aon PLC	10,789	1,514,020
Arthur J Gallagher & Co.	7,800	536,094
Assurant, Inc.	2,500	228,525
Brighthouse Financial, Inc.*	4,272	219,581
Chubb Ltd.	20,423	2,793,254
Cincinnati Financial Corp.	6,507	483,210
Everest Re Group Ltd.	1,950	500,799
Hartford Financial Services Group, Inc. (The)	15,453	796,139
Lincoln National Corp.	9,751	712,408
Loews Corp.	11,717	582,686
Marsh & McLennan Cos., Inc.	22,540	1,861,579
MetLife, Inc.	46,300	2,124,707
Principal Financial Group, Inc.	11,600	706,556
Progressive Corp. (The)	25,616	1,560,783
Prudential Financial, Inc.(g)	18,650	1,931,207
Torchmark Corp.	4,533	381,543
Travelers Cos., Inc. (The)	12,051	1,673,402
Unum Group	9,326	444,011
Willis Towers Watson PLC	5,800	882,702
XL Group Ltd. (Bermuda)	10,900	602,334

		25,667,306

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	17,690	25,603,445
Booking Holdings, Inc.*	2,180	4,535,250
Expedia Group, Inc.	5,500	607,255
Netflix, Inc.*	19,160	5,658,906
TripAdvisor, Inc.*	4,300	175,827

		36,580,683

Internet Software & Services 4.6%
Akamai Technologies, Inc.*	7,600	539,448
Alphabet, Inc. (Class A Stock)*	13,180	13,669,505
Alphabet, Inc. (Class C Stock)*	13,352	13,776,460

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
eBay, Inc.*	42,640	$1,715,834
Facebook, Inc. (Class A Stock)*	105,100	16,793,929
VeriSign, Inc.*	3,800	450,528

		46,945,704

IT Services 4.2%
Accenture PLC, (Class A Stock)	27,200	4,175,200
Alliance Data Systems Corp.	2,190	466,163
Automatic Data Processing, Inc.	19,648	2,229,655
Cognizant Technology Solutions Corp. (Class A Stock)	25,800	2,076,900
CSRA, Inc.	6,851	282,467
DXC Technology Co.	12,459	1,252,503
Fidelity National Information Services, Inc.	14,700	1,415,610
Fiserv, Inc.*	18,400	1,312,104
Gartner, Inc.*	3,700	435,194
Global Payments, Inc.	7,100	791,792
International Business Machines Corp.	37,804	5,800,268
Mastercard, Inc. (Class A Stock)	40,840	7,153,534
Paychex, Inc.	13,925	857,641
PayPal Holdings, Inc.*	49,800	3,778,326
Total System Services, Inc.	7,571	653,075
Visa, Inc. (Class A Stock)	79,720	9,536,106
Western Union Co. (The)	20,052	385,600

		42,602,138

Leisure Products 0.1%
Hasbro, Inc.	5,154	434,482
Mattel, Inc.(a)	12,713	167,176

		601,658

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	13,998	936,466
Illumina, Inc.*	6,500	1,536,730
IQVIA Holdings, Inc.*	6,600	647,526
Mettler-Toledo International, Inc.*	1,200	690,036
PerkinElmer, Inc.	4,970	376,329
Thermo Fisher Scientific, Inc.	17,622	3,638,238
Waters Corp.*	3,500	695,275

		8,520,600

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 1.7%
Caterpillar, Inc.	26,256	$3,869,609
Cummins, Inc.	6,986	1,132,361
Deere & Co.	14,080	2,186,905
Dover Corp.	6,762	664,164
Flowserve Corp.	5,400	233,982
Fortive Corp.	13,350	1,034,892
Illinois Tool Works, Inc.	13,706	2,147,182
Ingersoll-Rand PLC	11,000	940,610
PACCAR, Inc.	15,364	1,016,636
Parker-Hannifin Corp.	5,938	1,015,576
Pentair PLC (United Kingdom)	7,346	500,483
Snap-on, Inc.	2,642	389,801
Stanley Black & Decker, Inc.	6,788	1,039,921
Xylem, Inc.	8,000	615,360

		16,787,482

Media 2.5%
CBS Corp. (Class B Stock)	15,776	810,729
Charter Communications, Inc. (Class A Stock)*	8,320	2,589,350
Comcast Corp. (Class A Stock)	205,170	7,010,659
Discovery, Inc. (Class A Stock)*(a)	5,300	113,579
Discovery, Inc. (Class C Stock)*	7,800	152,256
DISH Network Corp. (Class A Stock)*	9,700	367,533
Interpublic Group of Cos., Inc. (The)	16,088	370,507
News Corp. (Class A Stock)	15,575	246,085
News Corp. (Class B Stock)	4,100	66,010
Omnicom Group, Inc.	9,934	721,904
Time Warner, Inc.	34,274	3,241,635
Twenty-First Century Fox, Inc. (Class A Stock)	45,600	1,673,064
Twenty-First Century Fox, Inc. (Class B Stock)	19,100	694,667
Viacom, Inc. (Class B Stock)	15,376	477,578
Walt Disney Co. (The)	66,513	6,680,566

		25,216,122

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	58,992	1,036,489
Newmont Mining Corp.	23,097	902,400
Nucor Corp.	13,812	843,775

		2,782,664

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 0.9%
Ameren Corp.	10,369	$587,196
CenterPoint Energy, Inc.	18,479	506,325
CMS Energy Corp.	11,800	534,422
Consolidated Edison, Inc.	13,651	1,063,959
Dominion Energy, Inc.	28,104	1,895,053
DTE Energy Co.	7,787	812,963
NiSource, Inc.	13,700	327,567
Public Service Enterprise Group, Inc.	22,194	1,115,027
SCANA Corp.	6,100	229,055
Sempra Energy	10,998	1,223,197
WEC Energy Group, Inc.	13,633	854,789

		9,149,553

Multiline Retail 0.5%
Dollar General Corp.	11,500	1,075,825
Dollar Tree, Inc.*	10,442	990,946
Kohl’s Corp.	7,500	491,325
Macy’s, Inc.	13,282	395,007
Nordstrom, Inc.	5,000	242,050
Target Corp.	24,082	1,672,013

		4,867,166

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	24,036	1,452,015
Andeavor	6,400	643,584
Apache Corp.	16,348	629,071
Cabot Oil & Gas Corp.	20,300	486,794
Chevron Corp.	83,692	9,544,236
Cimarex Energy Co.	4,400	411,400
Concho Resources, Inc.*	6,600	992,178
ConocoPhillips	52,757	3,127,962
Devon Energy Corp.	23,100	734,349
EOG Resources, Inc.	25,600	2,694,912
EQT Corp.	10,500	498,855
Exxon Mobil Corp.	186,252	13,896,262
Hess Corp.	11,634	588,913
Kinder Morgan, Inc.	83,880	1,263,233
Marathon Oil Corp.	37,178	599,681
Marathon Petroleum Corp.	21,378	1,562,945
Newfield Exploration Co.*	8,200	200,244
Noble Energy, Inc.	21,100	639,330
Occidental Petroleum Corp.	33,476	2,174,601

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	17,700	$1,007,484
Phillips 66	18,728	1,796,390
Pioneer Natural Resources Co.	7,500	1,288,350
Range Resources Corp.	7,800	113,412
Valero Energy Corp.	19,000	1,762,630
Williams Cos., Inc. (The)	35,892	892,275

		49,001,106

Personal Products 0.2%
Coty, Inc. (Class A Stock)	20,000	366,000
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,900	1,482,228

		1,848,228

Pharmaceuticals 4.5%
Allergan PLC	14,595	2,456,193
Bristol-Myers Squibb Co.	71,879	4,546,347
Eli Lilly & Co.	42,597	3,295,730
Johnson & Johnson	118,269	15,156,172
Merck & Co., Inc.	119,633	6,516,409
Mylan NV*	23,100	951,027
Nektar Therapeutics*	5,900	626,934
Perrigo Co. PLC	5,900	491,706
Pfizer, Inc.	262,463	9,314,812
Zoetis, Inc.	21,600	1,803,816

		45,159,146

Professional Services 0.3%
Equifax, Inc.	5,130	604,365
IHS Markit Ltd.*	15,400	742,896
Nielsen Holdings PLC	14,700	467,313
Robert Half International, Inc.	5,200	301,028
Verisk Analytics, Inc.*	6,700	696,800

		2,812,402

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	13,300	628,026

Road & Rail 0.9%
CSX Corp.	39,118	2,179,264
J.B. Hunt Transport Services, Inc.	3,750	439,312
Kansas City Southern	4,700	516,295
Norfolk Southern Corp.	12,731	1,728,615
Union Pacific Corp.	34,716	4,666,872

		9,530,358

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*(a)	35,500	$356,775
Analog Devices, Inc.	16,247	1,480,589
Applied Materials, Inc.	46,688	2,596,320
Broadcom Ltd.	18,029	4,248,534
Intel Corp.	205,788	10,717,439
KLA-Tencor Corp.	6,990	761,980
Lam Research Corp.	7,162	1,455,032
Microchip Technology, Inc.	10,200	931,872
Micron Technology, Inc.*	50,716	2,644,332
NVIDIA Corp.	26,670	6,176,505
Qorvo, Inc.*	5,471	385,432
QUALCOMM, Inc.	64,700	3,585,027
Skyworks Solutions, Inc.	8,000	802,080
Texas Instruments, Inc.	43,452	4,514,228
Xilinx, Inc.	10,800	780,192

		41,436,337

Software 5.7%
Activision Blizzard, Inc.	33,100	2,232,926
Adobe Systems, Inc.*	21,760	4,701,901
ANSYS, Inc.*	3,800	595,422
Autodesk, Inc.*	9,820	1,233,196
CA, Inc.	13,658	463,006
Cadence Design Systems, Inc.*	11,800	433,886
Citrix Systems, Inc.*	6,100	566,080
Electronic Arts, Inc.*	13,600	1,648,864
Intuit, Inc.	10,800	1,872,180
Microsoft Corp.	339,412	30,978,133
Oracle Corp.	133,740	6,118,605
Red Hat, Inc.*	7,800	1,166,178
salesforce.com, Inc.*	30,300	3,523,890
Symantec Corp.	26,317	680,294
Synopsys, Inc.*	6,700	557,708
Take-Two Interactive Software, Inc.*	3,900	381,342

		57,153,611

Specialty Retail 2.1%
Advance Auto Parts, Inc.	3,150	373,432
AutoZone, Inc.*	1,270	823,836
Best Buy Co., Inc.	11,000	769,890
CarMax, Inc.*	8,200	507,908
Foot Locker, Inc.	5,400	245,916

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Gap, Inc. (The)	9,513	$296,806
Home Depot, Inc. (The)	51,384	9,158,684
L Brands, Inc.	10,422	398,225
Lowe’s Cos., Inc.	36,696	3,220,074
O’Reilly Automotive, Inc.*	3,700	915,306
Ross Stores, Inc.	17,000	1,325,660
Tiffany & Co.	4,500	439,470
TJX Cos., Inc. (The)	27,864	2,272,588
Tractor Supply Co.	5,500	346,610
Ulta Beauty, Inc.*	2,520	514,760

		21,609,165

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	223,508	37,500,172
Hewlett Packard Enterprise Co.	69,702	1,222,573
HP, Inc.	73,102	1,602,396
NetApp, Inc.	11,500	709,435
Seagate Technology PLC	12,400	725,648
Western Digital Corp.	13,225	1,220,271
Xerox Corp.	8,425	242,471

		43,222,966

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	15,100	278,142
Michael Kors Holdings Ltd.*	6,500	403,520
NIKE, Inc. (Class B Stock)	57,204	3,800,634
PVH Corp.	3,500	530,005
Ralph Lauren Corp.	2,600	290,680
Tapestry, Inc.	12,300	647,103
Under Armour, Inc. (Class A Stock)*(a)	8,100	132,435
Under Armour, Inc. (Class C Stock)*(a)	7,567	108,587
VF Corp.	14,336	1,062,584

		7,253,690

Tobacco 1.2%
Altria Group, Inc.	83,779	5,221,107
Philip Morris International, Inc.	68,379	6,796,873

		12,017,980

See Notes to Financial Statements.

28

Description			Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Fastenal Co.			12,300	$671,457
United Rentals, Inc.*			3,800	656,374
W.W. Grainger, Inc.			2,354	664,464

				1,992,295

Water Utilities 0.1%
American Water Works Co., Inc.			7,800	640,614

TOTAL COMMON STOCKS (cost $266,539,950)				990,526,794

EXCHANGE TRADED FUND 0.2%
iShares Core S&P 500 ETF (cost $1,685,098)			7,500	1,990,275

TOTAL LONG-TERM INVESTMENTS (cost $268,225,048)				992,517,069

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS 1.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			14,473,106	14,473,106
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $877,415; includes $874,178 of cash collateral for securities on loan)(b)(w)			877,401	877,225

TOTAL AFFILIATED MUTUAL FUNDS (cost $15,350,521)				15,350,331

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills(k)(n) (cost $1,096,177)	1.732%	06/14/18	1,100	1,096,302

TOTAL SHORT-TERM INVESTMENTS (cost $16,446,698)				16,446,633

TOTAL INVESTMENTS 100.0% (cost $284,671,746)				1,008,963,702
Liabilities in excess of other assets(z) 0.0%				(120,908)

NET ASSETS 100.0%				$1,008,842,794

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

The following abbreviations are used in the semi-annual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $864,746; cash collateral of $874,178 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
32	S&P 500 E-Mini Index	Jun. 2018	$4,228,800	$(193,413)
18	S&P 500 Index	Jun. 2018	11,893,500	(584,397)

				$(777,810)

A security with a market value of $1,096,302 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

30

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,926,055	$—	$—
Air Freight & Logistics	6,854,407	—	—
Airlines	5,018,546	—	—
Auto Components	1,693,584	—	—
Automobiles	4,232,683	—	—
Banks	64,650,002	—	—
Beverages	19,141,502	—	—
Biotechnology	26,390,014	—	—
Building Products	3,143,922	—	—
Capital Markets	31,283,149	—	—
Chemicals	20,718,412	—	—
Commercial Services & Supplies	2,989,505	—	—
Communications Equipment	10,725,802	—	—
Construction & Engineering	872,687	—	—
Construction Materials	1,286,190	—	—
Consumer Finance	7,370,384	—	—
Containers & Packaging	3,493,207	—	—
Distributors	1,079,621	—	—
Diversified Consumer Services	216,493	—	—
Diversified Financial Services	17,178,643	—	—
Diversified Telecommunication Services	18,989,291	—	—
Electric Utilities	17,421,840	—	—
Electrical Equipment	5,509,094	—	—
Electronic Equipment, Instruments & Components	4,332,637	—	—
Energy Equipment & Services	7,672,257	—	—
Equity Real Estate Investment Trusts (REITs)	26,562,027	—	—
Food & Staples Retailing	16,753,951	—	—
Food Products	11,406,978	—	—
Health Care Equipment & Supplies	28,448,859	—	—
Health Care Providers & Services	26,997,374	—	—
Health Care Technology	817,800	—	—
Hotels, Restaurants & Leisure	18,106,413	—	—
Household Durables	3,886,176	—	—
Household Products	14,587,166	—	—
Independent Power & Renewable Electricity Producers	685,141	—	—
Industrial Conglomerates	17,057,982	—	—
Insurance	25,667,306	—	—
Internet & Direct Marketing Retail	36,580,683	—	—
Internet Software & Services	46,945,704	—	—
IT Services	42,602,138	—	—

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Leisure Products	$601,658	$—	$—
Life Sciences Tools & Services	8,520,600	—	—
Machinery	16,787,482	—	—
Media	25,216,122	—	—
Metals & Mining	2,782,664	—	—
Multi-Utilities	9,149,553	—	—
Multiline Retail	4,867,166	—	—
Oil, Gas & Consumable Fuels	49,001,106	—	—
Personal Products	1,848,228	—	—
Pharmaceuticals	45,159,146	—	—
Professional Services	2,812,402	—	—
Real Estate Management & Development	628,026	—	—
Road & Rail	9,530,358	—	—
Semiconductors & Semiconductor Equipment	41,436,337	—	—
Software	57,153,611	—	—
Specialty Retail	21,609,165	—	—
Technology Hardware, Storage & Peripherals	43,222,966	—	—
Textiles, Apparel & Luxury Goods	7,253,690	—	—
Tobacco	12,017,980	—	—
Trading Companies & Distributors	1,992,295	—	—
Water Utilities	640,614	—	—
Affiliated Mutual Funds	15,350,331	—	—
Exchange Traded Fund	1,990,275	—	—
U.S. Treasury Obligation	—	1,096,302	—
Other Financial Instruments*
Futures Contracts	(777,810)	—	—

Total	$1,007,089,590	$1,096,302	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

32

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	6.4%
Software	5.7
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.6
Pharmaceuticals	4.5
Technology Hardware, Storage & Peripherals	4.3
IT Services	4.2
Semiconductors & Semiconductor Equipment	4.1
Internet & Direct Marketing Retail	3.6
Capital Markets	3.1
Aerospace & Defense	2.9
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Biotechnology	2.6
Insurance	2.5
Media	2.5
Specialty Retail	2.1
Chemicals	2.1
Beverages	1.9
Diversified Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.7
Machinery	1.7
Food & Staples Retailing	1.7
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	1.5
Household Products	1.4
Tobacco	1.2
Food Products	1.1
Communications Equipment	1.1
Road & Rail	0.9
Multi-Utilities	0.9
Life Sciences Tools & Services	0.8
Energy Equipment & Services	0.8%
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.7
Electrical Equipment	0.5
Airlines	0.5
Multiline Retail	0.5
Electronic Equipment, Instruments & Components	0.4
Automobiles	0.4
Household Durables	0.4
Containers & Packaging	0.3
Building Products	0.3
Commercial Services & Supplies	0.3
Professional Services	0.3
Metals & Mining	0.3
Trading Companies & Distributors	0.2
Exchange Traded Fund	0.2
Personal Products	0.2
Auto Components	0.2
Construction Materials	0.1
U.S. Treasury Obligation	0.1
Distributors	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0 *

100.0
Liabilities in excess of other assets	0.0

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	33

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker— variation margin futures	$777,810	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,743,384

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(964,163)

For the six months ended March 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$21,743,245

(1)	Notional Amount in USD.

See Notes to Financial Statements.

34

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$864,746	$(864,746)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	35

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Investments at value, including securities on loan of $864,746:
Unaffiliated investments (cost $268,745,406)	$991,682,164
Affiliated investments (cost $15,926,340)	17,281,538
Cash	451,988
Dividends receivable	953,441
Receivable for Fund shares sold	299,310
Prepaid expenses and other assets	4,590

Total Assets	1,010,673,031

Liabilities
Payable to broker for collateral for securities on loan	874,178
Payable for Fund shares reacquired	541,150
Distribution fee payable	156,290
Transfer agent fees	105,524
Management fee payable	68,330
Accrued expenses and other liabilities	48,927
Affiliated transfer agent fee payable	35,838

Total Liabilities	1,830,237

Net Assets	$1,008,842,794

Net assets were comprised of:
Shares of beneficial interest, at par	$19,572
Paid-in capital in excess of par	192,826,488

192,846,060
Undistributed net investment income	8,537,342
Accumulated net realized gain on investment transactions	83,945,246
Net unrealized appreciation on investments	723,514,146

Net assets, March 31, 2018	$1,008,842,794

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share ($265,436,996 ÷ 5,157,514 shares of beneficial interest issued and outstanding)	$51.47
Maximum sales charge (3.25% of offering price)	1.73

Maximum offering price to public	$53.20

Class C
Net asset value, offering price and redemption price per share
($100,315,078 ÷ 1,966,289 shares of beneficial interest issued and outstanding)	$51.02

Class I
Net asset value, offering price and redemption price per share
($257,952,113 ÷ 4,993,064 shares of beneficial interest issued and outstanding)	$51.66

Class Z
Net asset value, offering price and redemption price per share
($385,115,662 ÷ 7,454,480 shares of beneficial interest issued and outstanding)	$51.66

Class Q
Net asset value, offering price and redemption price per share
($22,945 ÷ 444 shares of beneficial interest issued and outstanding)	$51.67

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	37

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7,969)	$10,236,721
Affiliated dividend income	167,077
Income from securities lending, net (including affiliated income of $1,397)	7,818
Interest income	6,713

Total income	10,418,329

Expenses
Management fee	794,185
Distribution fee(a)	912,573
Transfer agent’s fees and expenses (including affiliated expense of $98,466)(a)	552,020
Custodian and accounting fees	57,952
Registration fees(a)	41,944
Shareholders’ reports	29,191
Legal fees and expenses	13,858
Audit fee	12,143
Trustees’ fees	11,492
Miscellaneous	15,013

Total expenses	2,440,371
Less: Fee waiver and/or expense reimbursement(a)	(364,721)

Net expenses	2,075,650

Net investment income (loss)	8,342,679

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $250,851)	95,354,869
Futures transactions	2,743,384

98,098,253

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(278,439))	(41,010,504)
Futures	(964,163)

(41,974,667)

Net gain (loss) on investment transactions	56,123,586

Net Increase (Decrease) In Net Assets Resulting From Operations	$64,466,265

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class Q
Distribution fee	412,215	500,358	—	—	—
Transfer agent’s fees and expenses	154,085	24,823	106,960	266,112	40
Registration fees	9,305	8,856	8,697	8,623	6,463
Fee waiver and/or expense reimbursement	(90,476)	(32,982)	(100,151)	(134,611)	(6,501)

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,342,679	$18,093,024
Net realized gain (loss) on investment transactions	98,098,253	45,798,534
Net change in unrealized appreciation (depreciation) on investments	(41,974,667)	119,375,494

Net increase (decrease) in net assets resulting from operations	64,466,265	183,267,052

Dividends and Distributions
Dividends from net investment income
Class A	(3,579,339)	(3,917,494)
Class C	(876,609)	(743,425)
Class I	(5,308,178)	(6,381,312)
Class Z	(6,219,386)	(7,309,837)
Class Q	(149)	—

	(15,983,661)	(18,352,068)

Distributions from net realized gains and capital gain distributions received
Class A	(12,245,362)	(4,824,460)
Class C	(4,458,137)	(1,472,722)
Class I	(15,438,690)	(6,529,611)
Class Z	(18,580,626)	(7,707,918)
Class Q	(445)	—

	(50,723,260)	(20,534,711)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	69,016,339	209,977,288
Net asset value of shares issued in reinvestment of dividends and distributions	66,310,557	38,673,391
Cost of shares reacquired	(234,159,691)	(324,980,221)

Net increase (decrease) in net assets from Fund share transactions	(98,832,795)	(76,329,542)

Total increase (decrease)	(101,073,451)	68,050,731

Net Assets:
Beginning of period	1,109,916,245	1,041,865,514

End of period(a)	$1,008,842,794	$1,109,916,245

(a) Includes undistributed net investment income of:	$8,537,342	$16,178,324

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	39

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust consists of one fund: Prudential QMA Stock Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

40

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

Prudential QMA Stock Index Fund	41

Notes to Financial Statements (unaudited) (continued)

under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund

42

and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and

Prudential QMA Stock Index Fund	43

Notes to Financial Statements (unaudited) (continued)

capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.15% of the Fund’s average daily net assets up to and including $1 billion

44

and 0.10% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.15% for the six months ended March 31, 2018.

PGIM Investments LLC (PGIM Investments) has contractually agreed through January 31, 2019 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, PGIM Investments has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.18% of average daily net assets for Class Q shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.08% for the six months ended March 31, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class Q shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I, Class Z and Class Q shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received $61,371 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2018, it received $5,033, in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential QMA Stock Index Fund	45

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended March 31, 2018, PGIM, Inc. was compensated $1,677 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended March 31, 2018, were $7,434,555 and $158,704,123, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2018 were as follows:

Tax basis	$292,125,678

Gross Unrealized Appreciation	725,080,315
Gross Unrealized Depreciation	(9,020,101)

Net Unrealized Appreciation	$716,060,214

46

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class I, Class Z and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class I, Class Z and Class Q shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, currently of one Fund, divided into five classes, designated Class A, Class C, Class I, Class Z and Class Q shares.

As of March 31, 2018, Prudential through its affiliate entities, owned 196 Class Q shares of the Fund. At reporting period end, four shareholders of record held 38% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 15% were held by an affiliate of Prudential.

Prudential QMA Stock Index Fund	47

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	190,961	$10,102,352
Shares issued in reinvestment of dividends and distributions	299,133	15,536,992
Shares reacquired	(484,195)	(25,710,099)

Net increase (decrease) in shares outstanding before conversion	5,899	(70,755)
Shares issued upon conversion from other share class(es)	91	4,728
Shares reacquired upon conversion into other share class(es)	(4,514)	(239,510)

Net increase (decrease) in shares outstanding	1,476	$(305,537)

Year ended September 30, 2017:
Shares sold	849,318	$40,042,531
Shares issued in reinvestment of dividends and distributions	188,570	8,613,901
Shares reacquired	(1,125,735)	(54,010,729)

Net increase (decrease) in shares outstanding before conversion	(87,847)	(5,354,297)
Shares issued upon conversion from other share class(es)	29,927	1,451,445
Shares reacquired upon conversion into other share class(es)	(46,652)	(2,279,206)

Net increase (decrease) in shares outstanding	(104,572)	$(6,182,058)

Class C
Six months ended March 31, 2018:
Shares sold	179,330	$9,408,954
Shares issued in reinvestment of dividends and distributions	103,128	5,320,388
Shares reacquired	(147,236)	(7,734,288)

Net increase (decrease) in shares outstanding before conversion	135,222	6,995,054
Shares reacquired upon conversion into other share class(es)	(8,477)	(441,124)

Net increase (decrease) in shares outstanding	126,745	$6,553,930

Year ended September 30, 2017:
Shares sold	525,000	$24,713,507
Shares issued in reinvestment of dividends and distributions	47,816	2,174,659
Shares reacquired	(247,780)	(11,854,418)

Net increase (decrease) in shares outstanding before conversion	325,036	15,033,748
Shares reacquired upon conversion into other share class(es)	(88,708)	(4,258,548)

Net increase (decrease) in shares outstanding	236,328	$10,775,200

48

Class I	Shares	Amount
Six months ended March 31, 2018:
Shares sold	364,906	$19,470,572
Shares issued in reinvestment of dividends and distributions	397,716	20,717,008
Shares reacquired	(2,177,201)	(113,904,415)

Net increase (decrease) in shares outstanding before conversion	(1,414,579)	(73,716,835)
Shares issued upon conversion from other share class(es)	59	3,121
Shares reacquired upon conversion into other share class(es)	(16,408)	(893,717)

Net increase (decrease) in shares outstanding	(1,430,928)	$(74,607,431)

Year ended September 30, 2017:
Shares sold	1,310,965	$62,562,418
Shares issued in reinvestment of dividends and distributions	281,834	12,893,918
Shares reacquired	(2,520,013)	(121,710,610)

Net increase (decrease) in shares outstanding before conversion	(927,214)	(46,254,274)
Shares issued upon conversion from other share class(es)	7,149	341,205
Shares reacquired upon conversion into other share class(es)	(4,308)	(198,843)

Net increase (decrease) in shares outstanding	(924,373)	$(46,111,912)

Class Z
Six months ended March 31, 2018:
Shares sold	564,085	$30,024,448
Shares issued in reinvestment of dividends and distributions	474,771	24,735,574
Shares reacquired	(1,630,521)	(86,810,876)

Net increase (decrease) in shares outstanding before conversion	(591,665)	(32,050,854)
Shares issued upon conversion from other share class(es)	28,872	1,553,053

Net increase (decrease) in shares outstanding	(562,793)	$(30,497,801)

Year ended September 30, 2017:
Shares sold	1,744,755	$82,658,832
Shares issued in reinvestment of dividends and distributions	327,527	14,990,913
Shares reacquired	(2,861,214)	(137,404,464)

Net increase (decrease) in shares outstanding before conversion	(788,932)	(39,754,719)
Shares issued upon conversion from other shares class(es)	107,477	5,217,931
Shares reacquired upon conversion into other share class(es)	(5,864)	(273,984)

Net increase (decrease) in shares outstanding	(687,319)	$(34,810,772)

Class Q
Period ended March 31, 2018*:
Shares sold	185	$10,013
Shares issued in reinvestment of dividends and distributions	11	595
Shares reacquired	—	(13)

Net increase (decrease) in shares outstanding before conversion	196	10,595
Shares issued upon conversion from other share class(es)	248	13,449

Net increase (decrease) in shares outstanding	444	$24,044

*	Commencement of offering was November 28, 2017.

Prudential QMA Stock Index Fund	49

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended March 31, 2018.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.67		$45.37	$40.91	$43.97	$37.45	$32.09
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.71	0.69	0.65	0.61	0.58
Net realized and unrealized gain (loss) on investment transactions	2.55		7.23	5.27	(0.93)	6.47	5.30
Total from investment operations	2.92		7.94	5.96	(0.28)	7.08	5.88
Less Dividends and Distributions:
Dividends from net investment income	(0.70)		(0.74)	(0.84)	(0.63)	(0.47)	(0.52)
Distributions from net realized gains and capital gain distributions received	(2.42)		(0.90)	(0.66)	(2.15)	(0.09)	-
Total dividends and distributions	(3.12)		(1.64)	(1.50)	(2.78)	(0.56)	(0.52)
Net asset value, end of period	$51.47		$51.67	$45.37	$40.91	$43.97	$37.45
Total Return(b):	5.60%		17.97%	14.85%	(1.06)%	19.09%	18.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$265,437		$266,434	$238,671	$200,334	$197,250	$162,557
Average net assets (000)	$275,564		$257,269	$222,230	$210,562	$184,199	$153,755
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.52%	(d)	0.52%	0.53%	0.54%	0.53%	0.54%
Expenses before waivers and/or expense reimbursement	0.59%	(d)	0.59%	0.60%	0.61%	0.67%	0.76%
Net investment income (loss)	1.39%	(d)	1.49%	1.61%	1.49%	1.47%	1.69%
Portfolio turnover rate	0.70%	(e)	4%	4%	6%	4%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	51

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.19		$44.97	$40.56	$43.64	$37.18	$31.87
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.41	0.37	0.35	0.36
Net realized and unrealized gain (loss) on investment transactions	2.53		7.18	5.22	(0.94)	6.45	5.29
Total from investment operations	2.72		7.58	5.63	(0.57)	6.80	5.65
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.46)	(0.56)	(0.36)	(0.25)	(0.34)
Distributions from net realized gains and capital gain distributions received	(2.42)		(0.90)	(0.66)	(2.15)	(0.09)	-
Total dividends and distributions	(2.89)		(1.36)	(1.22)	(2.51)	(0.34)	(0.34)
Net asset value, end of period	$51.02		$51.19	$44.97	$40.56	$43.64	$37.18
Total Return(b):	5.25%		17.24%	14.10%	(1.70)%	18.38%	17.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,315		$94,169	$72,100	$49,462	$38,749	$29,139
Average net assets (000)	$100,346		$85,397	$61,856	$46,945	$34,419	$25,730
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17%	(d)	1.16%	1.18%	1.19%	1.16%	1.16%
Expenses before waivers and/or expense reimbursement	1.24%	(d)	1.23%	1.25%	1.26%	1.30%	1.38%
Net investment income (loss)	0.74%	(d)	0.85%	0.96%	0.85%	0.84%	1.06%
Portfolio turnover rate	0.70%	(e)	4%	4%	6%	4%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

52

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.89		$45.54	$41.07	$44.14	$37.57	$32.20
Income (loss) from investment operations:
Net investment income (loss)	0.46		0.88	0.84	0.81	0.75	0.70
Net realized and unrealized gain (loss) on investment transactions	2.56		7.26	5.29	(0.97)	6.51	5.30
Total from investment operations	3.02		8.14	6.13	(0.16)	7.26	6.00
Less Dividends and Distributions:
Dividends from net investment income	(0.83)		(0.89)	(1.00)	(0.76)	(0.60)	(0.63)
Distributions from net realized gains and capital gain distributions received	(2.42)		(0.90)	(0.66)	(2.15)	(0.09)	-
Total dividends and distributions	(3.25)		(1.79)	(1.66)	(2.91)	(0.69)	(0.63)
Net asset value, end of period	$51.66		$51.89	$45.54	$41.07	$44.14	$37.57
Total Return(b):	5.76%		18.40%	15.23%	(0.77)%	19.54%	19.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257,952		$333,339	$334,673	$295,412	$255,507	$222,993
Average net assets (000)	$306,442		$339,473	$323,821	$291,839	$241,829	$193,507
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.18%	(d)	0.18%	0.19%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.25%	(d)	0.25%	0.26%	0.26%	0.33%	0.41%
Net investment income (loss)	1.73%	(d)	1.86%	1.96%	1.83%	1.81%	2.03%
Portfolio turnover rate	0.70%	(e)	4%	4%	6%	4%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.88		$45.54	$41.07	$44.12	$37.57	$32.19
Income (loss) from investment operations:
Net investment income (loss)	0.44		0.85	0.82	0.78	0.73	0.68
Net realized and unrealized gain (loss) on investment transactions	2.56		7.25	5.28	(0.94)	6.49	5.31
Total from investment operations	3.00		8.10	6.10	(0.16)	7.22	5.99
Less Dividends and Distributions:
Dividends from net investment income	(0.80)		(0.86)	(0.97)	(0.74)	(0.58)	(0.61)
Distributions from net realized gains and capital gain distributions received	(2.42)		(0.90)	(0.66)	(2.15)	(0.09)	-
Total dividends and distributions	(3.22)		(1.76)	(1.63)	(2.89)	(0.67)	(0.61)
Net asset value, end of period	$51.66		$51.88	$45.54	$41.07	$44.12	$37.57
Total Return(b):	5.74%		18.31%	15.16%	(0.78)%	19.42%	19.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$385,116		$415,974	$396,421	$388,796	$425,001	$405,721
Average net assets (000)	$410,533		$412,869	$390,514	$442,546	$424,209	$390,330
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	(d)	0.24%	0.25%	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	0.31%	(d)	0.31%	0.32%	0.32%	0.39%	0.47%
Net investment income (loss)	1.67%	(d)	1.77%	1.89%	1.78%	1.75%	1.98%
Portfolio turnover rate	0.70%	(e)	4%	4%	6%	4%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

54

Class Q Shares
	November 28, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.30
Net realized and unrealized gain (loss) on investment transactions	0.34
Total from investment operations	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.81)
Distributions from net realized gains and capital gain distributions received	(2.42)
Total dividends and distributions	(3.23)
Net asset value, end of period	$51.67
Total Return(c):	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23
Average net assets (000)	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18%	(e)
Expenses before waivers and/or expense reimbursement	159.92%	(e)
Net investment income (loss)	1.70%	(e)
Portfolio turnover rate	0.70%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	Q
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX
CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174 E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 16, 2018